Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory	Inventory

As at December 31	2021	2020
Natural gas held in storage (a)	$341	$309
Natural gas liquids	175	116
Materials and supplies	70	61
Renewable energy credits and emission compliance instruments	82	80
Crude oil and condensate	109	66
Processed finished products	5	4
	$782	$636

(a)As at December 31, 2021, $304 million of the natural gas held in storage was held by rate-regulated utilities (2020 - $193 million).